Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of aggregate noncancelable future minimum payments

Remainder of 2022	$2,000
2023	7,000
2024	11,000
2025	14,000
2026	16,000
Thereafter	48,000
Total	$98,000